Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Feb. 04, 2025	Oct. 30, 2024	Jul. 24, 2024	Apr. 25, 2024
Dividend
Dividend for the 2024 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 3.22
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.85
Dividend recognised (in Euros per share)		€ 0.79	€ 0.79	€ 0.79